Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of December 31, 2014, December 31, 2013 and December 31, 2012 and changes during the periods then ended are presented as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number of	price	Number of	price	Number of	price
	shares	(CDN $)	shares	(CDN $)	shares	(CDN $)
Outstanding , beginning of period	816,450	$30.20	996,047	$27.78	328,027	$8.96
Granted	—	—	—	—	770,727	33.77
Exercised	(43,071)	6.17	(111,986)	6.80	(93,044)	10.49
Forfeited/expired	(741,156)	33.82	(67,611)	33.72	(9,663)	33.36
Outstanding, end of period	32,223	$17.64	816,450	$30.20	996,047	$27.78
Options exercisable, end of period	32,223	$17.64	305,506	$24.15	226,487	$8.06

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Intrinsic Value [Table Text Block]
The aggregate intrinsic value of the Company’s stock option awards and share units at December 31, 2014 and 2013 are as follows:

	December 31,	December 31,
	2014	2013
	CDN$	CDN$
Stock options:
Outstanding	$—	$1,337
Exercisable	—	1,337
Exercised	364	2,667
Share units:
Outstanding	$23,433	$24,960
Exercisable	624	4,670
Exercised	7,238	18,041

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation associated with the Unit plans and the stock option plan is included in operating expenses as follows:

	Years ended December 31,
	2014	2013	2012
Research and development	$1,749	$2,195	$2,251
General and administrative	5,884	10,201	6,752
Sales and marketing	2,050	1,887	3,465
	$9,683	$14,283	$12,468

Westport Omnibus Plan and the former Amended and Restated Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A continuity of the Units issued under the Westport Omnibus Plan and the former Amended and Restated Unit Plan as of December 31, 2014, December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		average		average		average
		grant		grant		grant
		date fair		date fair		date fair
	Number of	value	Number of	value	Number of	value
	units	(CDN $)	units	(CDN $)	units	(CDN $)
Outstanding, beginning of period	1,200,591	$23.68	1,095,094	$20.68	1,250,917	$18.04
Granted	5,792,162	10.54	742,140	30.21	185,705	35.99
Exercised/Vested	(608,975)	19.52	(448,526)	24.44	(337,228)	19.34
Forfeited/expired	(1,045,905)	21.75	(188,117)	29.80	(4,300)	19.67
Outstanding, end of period	5,337,873	$10.27	1,200,591	$23.68	1,095,094	$20.68
Units outstanding and exercisable, end of period	142,166	$11.67	224,638	$11.20	262,615	$8.86